Derivative financial instrument liabilities (Details 5) N in Thousands, $ in Thousands	9 Months Ended
May 31, 2023 USD ($) N
Expiry Date 1 [Member]
IfrsStatementLineItems [Line Items]
Quantity ounces | N	1,800
Floor Price	$ 1,825
Ceiling Price	$ 2,030
Expiry Date	Jun. 28, 2023
Expiry Date 2 [Member]
IfrsStatementLineItems [Line Items]
Quantity ounces | N	1,800
Floor Price	$ 1,825
Ceiling Price	$ 2,030
Expiry Date	Jul. 27, 2023
Expiry Date 3 [Member]
IfrsStatementLineItems [Line Items]
Quantity ounces | N	1,800
Floor Price	$ 1,825
Ceiling Price	$ 2,030
Expiry Date	Aug. 29, 2023